UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07685

FRONTEGRA FUNDS, INC.
(Exact name of registrant as specified in charter)

400 Skokie Blvd.
Suite 500
Northbrook, Illinois 60062
 (Address of principal executive offices) (Zip code)

William D. Forsyth III
400 Skokie Blvd., Suite 500
Northbrook, Illinois 60062
 (Name and address of agent for service)

(847) 509-9860
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2010

Date of reporting period:  September 30, 2009

Item 1. Schedule of Investments.

Frontegra Columbus Core Plus Fund
Schedule of Investments
September 30, 2009 (Unaudited)

Principal
Amount		Value
	ASSET BACKED SECURITIES - 6.4%
	Americredit Automobile Receivables Trust
$ 1,630,000	2008-AF, Class A4, 6.960%, 10/14/2014	$ 1,670,884
	Chrysler Financial Automobile TALF
1,010,000	2009-AF, Class A3, 2.820%, 01/15/2016	1,030,071
	Countrywide Asset-Backed Certficates
411,717	2006-S3, Class A1, 5.460%, 06/25/2021 (c)	333,730
548,572	2006-S2, Class A2, 5.627%, 07/25/2027	415,346
4,235,163	2006-S2, Class A3, 5.841%, 07/25/2027	1,240,411
1,817,727	2006-S2, Class A4, 6.091%, 07/25/2027	452,585
1,065,734	2006-S5, Class A3, 5.762%, 06/25/2035	206,272
33,586	2006-S7, Class A3, 5.712%, 11/25/2035 (c)	8,746
1,688,196	2007-S2, Class A, 5.779%, 05/25/2037	616,549
	Ford Credit Auto Owner Trust
2,355,000	Series 2009-D, Class A3, 2.170%, 10/15/2013	2,374,268
	GE Capital Credit Card Master Note Trust
2,450,000	Series 2009-3, Class A, 2.540%, 09/15/2014	2,449,539
	GMAC Mortgage Corporation Loan Trust
1,295,000	2006-HE2, Class A3, 6.320%, 05/25/2036	665,895
2,270,000	2006-HE3, Class A3, 5.805%, 10/25/2036	1,051,690
	GSAA Home Equity Trust
1,334,706	2006-S1, Class 1A1, 2.621%, 01/25/2037	212,586
	Hertz Vehicle Financing LLC
715,000	2005-1A, Class A4, 2.711%, 11/25/2011
	(Acquired 08/21/2008 and 12/10/2008, Cost $659,014) (a)(c)	703,155
880,000	2005-2A, Class A5, 2.711%, 11/25/2011
	(Acquired 08/01/2008 and 12/10/2008, Cost $824,387) (a)(c)	865,421
2,715,000	2005-2A, Class A6, 5.080%, 11/25/2011
	(Acquired Multiple Dates, Cost $2,657,820) (a)	2,778,732
	Home Equity Mortgage Trust
1,440,000	2005-5, Class A1F2, 5.150%, 04/25/2036	244,056
4,532,360	2006-5, Class A1, 5.500%, 01/25/2037	416,308
	Hyundai Auto Receivables Trust
4,140,000	Series 2009-A, Class A3, 2.030%, 08/15/2013	4,143,735
	Keystone Owner Trust
6,558	1998-P1, Class M1, 7.530%, 05/25/2025
	(Acquired 12/10/2008, Cost $5,698) (a)	5,928
	Mid-State Trust
856,257	11, Class A1, 4.864%, 07/15/2038	730,410
	MSCC Heloc Trust
1,596,680	Series 2007-1, Class A, 0.385%, 12/25/2031	645,280
	Residential Funding Mortgage Securities
244,098	2005-HS1, Class AI2, 4.660%, 07/25/2020	211,351
625,254	2003-HS1, Class AI6, 3.830%, 02/25/2033	483,734
630,000	2005-HS1, Class AI4, 5.110%, 09/25/2035	87,175
1,350,000	2006-HSA1, Class A3, 5.230%, 02/25/2036	429,748
2,093,199	2006-HSA1, Class A5, 5.310%, 02/25/2036	652,059
1,460,000	2006-HSA1, Class A4, 5.490%, 02/25/2036	147,452
1,160,000	2006-HSA2, Class AI3, 5.550%, 03/25/2036	433,504
820,000	2006-HSA2, Class AI4, 5.810%, 03/25/2036	69,167
	Saco I Trust
1,215,219	2006-9, Class A1, 5.480%, 08/25/2036	195,130

	Total Asset Backed Securities
	(Cost $28,223,002)	25,970,917

	CORPORATE BONDS - 33.4%
	Airlines - 6.0%
	American Airlines
2,620,000	10.375%, 07/02/2019	2,724,800
	Continental Airlines
3,565,000	5.983%, 04/19/2022	3,368,925
	Delta Air Lines, Inc.
7,903,433	Series 2002-1, 6.718%, 07/02/2024	7,034,055
	Northwest Airlines, Inc.
5,856,605	7.270%, 11/01/2019	4,919,549
1,993,631	6.264%, 05/20/2023	1,754,395
	United Airlines
5,639,006	Series A, 6.636%, 01/02/2022	4,680,375
		24,482,099
	Chemicals - 0.7%
	Dow Chemical Co. (The)
2,590,000	5.900%, 02/15/2015	2,658,332

	Commercial Banks - 5.8%
	Bank of America Corp.
2,645,000	7.625%, 06/01/2019	2,980,362
	Barclays Bank PLC
940,000	5.000%, 09/22/2016 (b)(c)	952,002
895,000	6.750%, 05/22/2019 (b)(c)	1,000,999
	Capital One Bank
1,110,000	8.800%, 07/15/2019	1,283,114
	Citigroup, Inc.
2,625,000	8.500%, 05/22/2019	2,963,192
	Credit Suisse New York
60,000	6.000%, 02/15/2018 (b)	62,817
	JPMorgan Chase Bank New York
2,260,000	6.000%, 10/01/2017	2,376,953
	Manufacturers & Traders Trust Co.
2,610,000	3.850%, 04/01/2013
	(Acquired Multiple Dates, Cost $2,364,498) (a)(c)	2,291,953
1,685,000	5.629%, 12/01/2021	1,366,026
	Marshall & Ilsley Bank
5,935,000	5.413%, 12/04/2012	4,426,187
	Regions Bank
1,785,000	7.500%, 05/15/2018	1,623,695
	Wells Fargo & Co.
2,455,000	3.750%, 10/01/2014	2,442,715
		23,770,015
	Consumer Finance - 1.9%
	Ford Motor Credit Co.
4,310,000	8.000%, 12/15/2016	3,998,671
	GMAC LLC
4,607,000	6.750%, 12/01/2014
	(Acquired Multiple Dates, Cost $7,846,761) (a)	3,915,950
		7,914,621
	Diversified Financial Services - 4.6%
	American General Finance
3,680,000	5.200%, 12/15/2011	2,967,261
740,000	5.900%, 09/15/2012	573,589
210,000	5.375%, 10/01/2012	162,308
3,915,000	6.900%, 12/15/2017	2,738,077
	General Motors Acceptance Corp.
1,580,000	6.750%, 12/01/2014	1,331,169
	International Lease Finance Corp.
815,000	4.750%, 01/13/2012	691,247
2,925,000	5.350%, 03/01/2012	2,486,367
995,000	5.300%, 05/01/2012	836,291
245,000	6.375%, 03/25/2013	196,480
4,970,000	5.625%, 09/20/2013	3,786,588
2,245,000	6.625%, 11/15/2013	1,780,101
	Lehman Brothers Holdings
7,000,000	6.875%, 05/02/2018 (e)	1,242,500
		18,791,978
	Diversified Telecommunication Services - 1.2%
	British Telecom PLC
3,220,000	5.950%, 01/15/2018 (b)	3,261,824
	Qwest Corporation
2,430,000	7.125%, 11/15/2043	1,822,500
		5,084,324
	Electric Utilities - 1.2%
	AES Eastern Energy
681,349	9.000%, 01/02/2017	660,909
	Indianapolis Power & Light Co.
1,100,000	6.050%, 10/01/2036
	(Acquired Multiple Dates, Cost $1,061,027) (a)	1,114,827
	Mackinaw Power LLC
1,185,604	6.296%, 10/31/2023
	(Acquired Multiple Dates, Cost $1,142,904) (a)	1,120,526
	Tenaska Gateway Partners Ltd.
559,698	6.052%, 12/30/2023
	(Acquired 05/31/2007 and 08/03/2007, Cost $559,698) (a)	528,500
	Windsor Financing LLC
1,823,839	5.881%, 07/15/2017
	(Acquired Multiple Dates, Cost $1,649,804) (a)	1,376,560
		4,801,322
	Gas Utilities - 0.2%
	Source Gas LLC
765,000	5.900%, 04/01/2017
	(Acquired Multiple Dates, Cost $744,955) (a)	625,482

	Industrial Consumer Services - 0.7%
	ERAC USA Finance Company
3,065,000	6.375%, 10/15/2017
	(Acquired Multiple Dates, Cost $2.398.162) (a)	3,077,110

	Insurance - 6.4%
	AIG, Inc.
1,810,000	4.250%, 05/15/2013	1,507,348
	AIG SunAmerica
280,000	0.654%, 07/26/2010	260,400
	AIG SunAmerica Global Financial
3,760,000	6.300%, 05/10/2011
	(Acquired Multiple Dates, Cost $3,544,279) (a)	3,706,736
	ASIF Global Financing XIX
535,000	4.900%, 01/17/2013
	(Acquired Multiple Dates, Cost $432,526) (a)	485,721
	Genworth Global Funding
430,000	5.250%, 05/15/2012	427,413
	Hartford Financial Services Group
1,540,000	6.300%, 03/15/2018	1,500,419
540,000	6.000%, 10/15/2036	440,988
540,000	6.100%, 10/01/2041	445,973
	Jackson National Life Global Funding
830,000	5.375%, 05/08/2013
	(Acquired 05/01/2008 and 12/10/2008, Cost $824,448) (a)	841,819
	Metropolitan Life Global Funding
4,010,000	5.125%, 06/10/2014
	(Acquired 06/03/2009 and 06/04/2009, Cost $4,004,374) (a)	4,189,207
	Monumental Global Funding
1,455,000	5.254%, 01/25/2013
	(Acquired Multiple Dates, Cost $1,361,891) (a)(c)	1,259,537
1,605,000	5.500%, 04/22/2013
	(Acquired Multiple Dates, Cost $1,603,337) (a)	1,640,153
885,000	5.250%, 01/15/2014
	(Acquired 05/06/2009 and 06/10/2009, Cost $826,111) (a)	898,160
	Nationwide Financial Services, Inc.
565,000	5.100%, 10/01/2015	491,609
	Nationwide Life Global Fund
795,000	5.450%, 10/02/2012
	(Acquired 09/25/2007 and 12/10/2008, Cost $792,969) (a)	789,243
	Pricoa Global Funding I
1,955,000	5.400%, 10/18/2012
	(Acquired Multiple Dates, Cost $1,945,546) (a)	2,052,799
2,580,000	5.450%, 06/11/2014
	(Acquired 06/04/2009 and 06/05/2009, Cost $2,571,781) (a)	2,718,239
	Principal Financial Group, Inc.
1,375,000	8.875%, 05/15/2019	1,647,471
	Protective Life Corp.
855,000	5.450%, 09/28/2012	889,060
		26,192,295
	Media - 0.6%
	Time Warner, Inc.
365,000	9.150%, 02/01/2023	458,596
1,585,000	7.700%, 05/01/2032	1,792,297
		2,250,893
	Metals & Mining - 1.1%
	Alcoa Inc.
1,170,000	6.750%, 07/15/2018	1,172,906
1,175,000	5.950%, 02/01/2037	988,201
	Arcelormittal SA Luxembourg
1,070,000	6.125%, 06/01/2018	1,054,117
	U.S. Steel Corp.
1,410,000	5.650%, 06/01/2013	1,380,669
		4,595,893
	Multi-Utilities & Unregulated Power - 1.3%
	Borger Energy Funding
2,545,716	7.260%, 12/31/2022
	(Acquired 08/14/2008 and 12/10/2008, Cost $2,448,958) (a)	2,278,416
	Homer City Funding LLC
2,074,800	8.137%, 10/01/2019	2,002,182
469,592	8.734%, 10/01/2026	441,416
	Kiowa Power Partners LLC
653,499	4.811%, 12/30/2013
	(Acquired Multiple Dates, Cost $684,657) (a)(c)	656,080
		5,378,094
	Oil, Gas & Consumable Fuels - 0.5%
	USX Marathon Group
665,000	8.125%, 07/15/2023	760,586
	Valero Energy Corp.
1,420,000	6.625%, 06/15/2037	1,268,161
		2,028,747
	Real Estate Investment Trusts (REITs) - 1.2%
	AMB Property LP
1,240,000	6.300%, 06/01/2013	1,205,974
	Liberty Property LP
1,245,000	6.625%, 10/01/2017	1,155,714
	Regency Centers LP
1,340,000	5.875%, 06/15/2017	1,259,518
	Simon Property Group LP
410,000	5.100%, 06/15/2015	408,616
390,000	5.750%, 12/01/2015	398,936
420,000	5.250%, 12/01/2016	413,995
		4,842,753
	Total Corporate Bonds
	(Cost $127,173,824)	136,493,958

	MORTGAGE BACKED SECURITIES - 25.3%
	Bank of America Commercial Mortgage Inc.
3,045,000	Series 2006-3, Class A4, 5.889%, 07/10/2044	2,690,190
4,440,000	Series 2009-UB1, Class A4, 5.620%, 06/24/2050
	(Acquired 06/18/2009 and 07/07/2009, Cost $3,627,076) (a)	3,956,398
	CitiMortgage Alternative Loan Trust
2,123,525	Series 2007-A4, Class 2A1, 5.500%, 04/25/2022	1,714,746
	Credit Suisse First Boston Mortgage Securities Corp.
354,624	Pool # 2005-10, 5.000%, 09/25/2015	350,524
77,426	Pool # 2003-1, 7.000%, 02/25/2033	77,297
	Credit Suisse Mortgage
2,270,000	Pool #2009-RR1, 5.383%, 11/15/2016 (a)	1,959,718
	FHLMC REMIC
2,045,000	Series 3563, 4.000%, 08/15/2024	1,984,413
5,595,000	Series 3577, 4.000%, 09/15/2024	5,406,169
	FNMA REMIC
72,306	Series 1994-3, Class PL, 5.500%, 01/25/2024	77,910
	FNMA TBA
62,520,000	Pool #000TBA, 6.000%, 11/14/2035 (f)	65,763,225
	GS Mortgage Securities Corp. II
3,225,119	Series 2007-EOP, Class A1, 5.410%, 03/06/2020
	(Acquired Multiple Dates, Cost $3,165,389) (a)(c)	2,967,454
	LB-UBS Commercial Mortgage Trust
1,915,000	Series 2006-C6, Class A4, 5.372%, 09/15/2039	1,743,938
2,610,000	Series 2007-C1, Class A4, 5.424%, 02/15/2040	2,188,820
4,410,000	Series 2007-C2, Class A3, 5.430%, 02/15/2040	3,578,566
787,500	Series 2007-C3, Class A4, 6.136%, 07/15/2044 (c)	656,438
	Master Asset Securitization Trust
320,875	Pool # 2004-3, 4.750%, 01/25/2014	309,143
	Residential Accredit Loans, Inc.
1,138,040	Series 2005-QS3, Class 2A1, 5.000%, 03/25/2020	1,033,379
1,300,169	Series 2004-QS4, Class A1, 4.350%, 03/25/2034	1,161,023
	Wachovia Bank Commercial Mortgage Trust
2,650,000	Series 2006-C23, Class A4, 5.418%, 01/15/2045	2,412,569
	Wells Fargo Alternative Loan Trust
1,920,158	Series 2007-PA3, Class 6A1, 5.500%, 07/25/2037	1,550,528
	Wells Fargo Mortgage Backed Securities Trust
2,124,776	Pool # 2006-3, 5.500%, 03/25/2036	1,855,922

	Total Mortgage Backed Securities
	(Cost $103,171,761)	103,438,370

	INSTITUTIONAL TERM LOANS 0.0%
	Chrysler LLC
7,319,322	6.467%, 11/29/2013 (e)	36,597

	Total Institutional Term Loans
	(Cost $3,513,405)	36,597

Number of
Shares
	PREFERRED STOCKS - 0.1%
	Thrifts & Mortgage Finance - 0.1%
169,732	Fannie Mae
	8.250%, 12/31/2010 (c)(g)	273,268
141,065	Freddie Mac
	8.375%, 12/31/2012 (c)(g)	255,328
	Total Preferred Stocks
	(Cost $4,155,967)	528,596
Principal
Amount
	U.S. TREASURY OBLIGATIONS - 27.8%
	United States Treasury Bonds - 6.0%
$ 515,000	4.500%, 05/15/2038	554,188
13,935,000	3.500%, 02/15/2039	12,624,246
3,280,000	4.250%, 05/15/2039	3,394,800
7,605,000	4.500%, 08/15/2039	8,199,141
		24,772,375
	United States Treasury Bonds Inflation Indexed 2.0%
7,623,028	2.500%, 01/15/2029	8,192,377

	United States Treasury Notes - 19.8%
63,345,000	0.875%, 05/31/2011	63,495,950
6,815,000	1.125%, 06/30/2011	6,854,397
10,190,000	3.625%, 08/15/2019	10,462,265
		80,812,612

	Total U.S. Treasury Obligations
	(Cost $113,625,530)	113,777,364

	SHORT TERM INVESTMENTS - 20.1%
	CORPORATE BONDS 4.5%
	Commercial Banks 4.5%
18,600,000	BNP Paribas, 0.001%, 12/08/2009 (c)	18,599,974

	United States Treasury Bills- 14.9%
49,390,000	0.174%, 03/25/2010	49,347,959
11,725,000	0.276%, 04/08/2010	11,707,918
		61,055,877
	Variable Rate Demand Notes 0.7% (d)
2,753,042	American Family Financial Services, Inc., 0.101%	2,753,042

	Total Short Term Investments
	(Cost $82,408,893)	82,408,893

	Total Investments 113.1%	462,654,695
	(Cost $462,272,382)

	Liabilities in Excess of Other Assets (13.1)%	(53,707,741)

	TOTAL NET ASSETS 100.0%	$408,946,954

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.
The total value of these securites amounted to $48,803,824 (11.9% of net assets) at September 30, 2009.
(b)	U.S.-dollar denominated security of foreign issuer.
(c)	Adjustable Rate.
(d)	Variable rate demand notes are considered short-term obligations and are payable upon demand.
Interest rates change periodically on specified dates. The rates listed are as of September 30, 2009.
(e)	Security is in default.
(f)	When-issued security
(g)	Entity under conservatorship of the federal government

The cost basis of investments for federal income tax purposes at September 30, 2009 was as follows*:

	Cost of investments	$ 462,272,382
	Gross unrealized appreciation	15,465,688
	Gross unrealized depreciation	(15,083,375)
	Net unrealized appreciation	$ 382,313

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Frontegra Columbus Core Fund
Schedule of Investments
September 30, 2009 (Unaudited)

Principal
Amount		Value
	ASSET BACKED SECURITIES 4.6%
	Americredit Automobile Receivables Trust
$ 355,000	2008-AF, Class A4, 6.960%, 10/14/2014	$ 363,904
	Chrysler Financial Automobile TALF
115,000	2009-AF, Class A3, 2.820%, 01/15/2016	117,285
	Ford Credit Auto Owner Trust
375,000	Series 2009-D, Class A3, 2.170%, 10/15/2013	378,068
	GE Capital Credit Card Master Note Trust
385,000	Series 2009-3, Class A, 2.540%, 09/15/2014	384,928
	Hertz Vehicle Financing LLC
160,000	2005-1A, Class A4, 2.711%, 11/25/2011
	(Acquired 08/21/2008, Cost $149,929) (a)(c)	157,349
200,000	2005-2A, Class A5, 2.711%, 11/25/2011
	(Acquired 08/01/2008, Cost $190,267) (a)(c)	196,687
440,000	2005-2A, Class A6, 5.080%, 11/25/2011
	(Acquired Multiple Dates, Cost $435,007) (a)	450,329
	Hyundai Auto Receivables Trust
640,000	Series 2009-A, Class A3, 2.030%, 08/15/2013	640,577
	Keystone Owner Trust
29,509	1998-P1, Class M1, 7.530%, 05/25/2025
	(Acquired 04/22/2003, Cost $60,366) (a)	26,677
	Mid-State Trust
250,487	11, Class A1, 4.864%, 07/15/2038	213,672
	Total Asset Backed Securities
	(Cost $2,925,693)	2,929,476

	CORPORATE BONDS 37.5%
	Airlines 4.9%
	American Airlines
405,000	10.375%, 07/02/2019	421,200
	Continental Airlines
710,000	5.983%, 04/19/2022	670,950
	Delta Air Lines, Inc.
1,050,330	Series 2002-1, 6.718%, 07/02/2024	934,794
	Northwest Airlines, Inc.
922,104	7.270%, 11/01/2019	774,567
305,188	6.264%, 05/20/2023	268,566
		3,070,077
	Auto Components 0.1%
	Johnson Controls, Inc.
65,000	4.875%, 09/15/2013	66,197

	Capital Markets 0.1%
	Morgan Stanley
75,000	5.375%, 10/15/2015	77,417

	Chemicals 0.6%
	Dow Chemical Co. (The)
290,000	5.900%, 02/15/2015	297,651
	Praxair, Inc.
75,000	5.250%, 11/15/2014	83,130
		380,781
	Commercial Banks 5.9%
	Bank of America Corp.
75,000	7.400%, 01/15/2011	78,754
440,000	7.625%, 06/01/2019	495,788
	Bank of New York Mellon
75,000	4.950%, 11/01/2012	81,264
	Barclays Bank PLC
110,000	5.000%, 09/22/2016	111,404
115,000	6.750%, 05/22/2019	128,620
	Capital One Bank
220,000	8.800%, 07/15/2019	254,310
	Citigroup, Inc.
130,000	5.125%, 05/05/2014	128,514
470,000	8.500%, 05/22/2019	530,552
	JP Morgan Chase Bank
350,000	6.000%, 10/01/2017	368,111
	KeyBank NA
75,000	3.200%, 06/15/2012	78,173
	Manufacturers & Traders Trust Co.
335,000	5.629%, 12/01/2021	271,584
	Marshall & Ilsley Bank
880,000	5.413%, 12/04/2012	656,284
	PNC Funding Corp.
75,000	5.125%, 12/14/2010	77,739
	Regions Bank
75,000	3.250%, 12/09/2011	78,023
	SunTrust Bank
75,000	3.000%, 11/16/2011	77,644
	Wells Fargo & Co.
285,000	3.750%, 10/01/2014	283,574
		3,700,338
	Commercial Services & Supplies 0.1%
	Waste Management, Inc.
75,000	5.000%, 03/15/2014	77,963

	Computers & Peripherals 0.3%
	Hewlett Packard Co.
75,000	5.250%, 03/01/2012	80,876
	IBM International Group
75,000	5.050%, 10/22/2012	81,622
		162,498
	Construction Materials 0.1%
	Lafarge Coppee SA
70,000	6.500%, 07/15/2016	69,957

	Consumer Finance 0.3%
	American Express Co.
85,000	8.125%, 05/20/2019	100,528
	John Deere Capital Corp.
75,000	7.000%, 03/15/2012	83,689
		184,217

	Diversified Financial Services 1.7%
	General Electric Company
285,000	6.000%, 08/07/2019	289,116
	International Lease Finance Corp.
210,000	5.300%, 05/01/2012	176,503
30,000	6.375%, 03/25/2013	24,059
785,000	5.625%, 09/20/2013	598,082
30,000	6.625%, 11/15/2013	23,787
		1,111,547
	Diversified Telecommunication Services 0.6%
	British Telecom PLC
385,000	5.950%, 01/15/2018 (b)	390,001

	Electric Utilities 1.5%
	Cincinnati Gas & Electric Co.
80,000	5.700%, 09/15/2012	87,138
	Entergy Arkansas Inc.
175,000	5.000%, 07/01/2018	167,470
	Indianapolis Power & Light Co.
350,000	6.050%, 10/01/2036
	(Acquired Multiple Dates, Cost $276,446) (a)	354,717
	Mackinaw Power LLC
320,062	6.296%, 10/31/2023
	(Acquired Multiple Dates, Cost $263,031) (a)	302,494
	Ohio Power Co.
60,000	6.000%, 06/01/2016	64,555
		976,374
	Electric, Gas, & Sanitary Services 0.1%
	Virginia Electric & Power Co.
50,000	5.400%, 01/15/2016	53,252

	Fire, Marine, & Casualty Insurance 0.4%
	Farmers Insurance Exchange
230,000	6.000%, 08/01/2014
	(Acquired 07/15/2009, Cost $194,356) (a)	221,920

	Food & Staples Retailing 0.1%
	CVS Caremark Corp.
75,000	0.058%, 08/15/2011	80,184

	Food Products 0.1%
	Kraft Foods, Inc.
75,000	6.250%, 06/01/2012	81,558

	Funds, Trusts, and Other Financial Vehicles 0.6%
	Brandywine Operating Partnership, LP
175,000	7.500%, 05/15/2015	175,080
	Duke Realty Ltd. Partnership
210,000	7.375%, 02/15/2015	216,582
		391,662
	Gas Utilities 0.5%
	EQT Corp.
270,000	8.125%, 06/01/2019	308,170

	Health Care Providers & Services 0.1%
	Wellpoint, Inc.
65,000	5.250%, 01/15/2016	66,285

	Industrial Consumer Services 0.8%
	ERAC USA Finance Company
490,000	6.375%, 10/15/2017
	(Acquired 10/21/2008 and 10/23/2008, Cost $370,210) (a)	491,936

	Insurance 10.3%
	AIG SunAmerica Global Financial
500,000	6.300%, 05/10/2011	492,915
	Genworth Financial, Inc.
85,000	5.750%, 06/15/2014	76,211
	Genworth Global Funding
965,000	5.875%, 05/03/2013
	(Acquired Multiple Dates, Cost $583,201) (a)	948,814
	Hartford Financial Services Group
25,000	5.375%, 03/15/2017	22,889
	Hartford Life Global Funding
520,000	2.469%, 08/15/2013
	(Acquired 08/28/2008, Cost $487,413) (a)	445,548
	Jackson National Life Global Funding
235,000	5.375%, 05/08/2013
	(Acquired Multiple Dates, Cost $194,990) (a)	238,346
490,000	Metlife, Inc.
	5.125%, 06/10/2014
	(Acquired 06/03/2009 and 06/04/2009, Cost $404,184) (a)	511,898
	Monumental Global Funding
430,000	5.254%, 01/25/2013
	(Acquired Multiple Dates, Cost $331,905) (a)	372,234
390,000	5.500%, 04/22/2013
	(Acquired 4/18/2008 and 09/25/2009, Cost $337,574) (a)	398,542
135,000	5.250%, 01/15/2014
	(Acquired 06/10/2009, Cost $104,074) (a)	137,007
	Nationwide Life Global Fund
965,000	5.450%, 10/02/2012
	(Acquired 09/25/2007, Cost $794,006) (a)	958,011
	Nationwide Mutual Insurance Co.
70,000	6.600%, 04/15/2034
	(Acquired 09/09/2009, Cost $170,027) (a)	55,193
45,000	9.375%, 08/15/2039
	(Acquired Multiple Dates, Cost $214,897) (a)	47,954
	Pacific Life Insurance Co.
55,000	9.250%, 06/15/2039
	(Acquired Multiple Dates, Cost $284,076) (a)	63,065
	Pricoa Global Funding I
350,000	5.400%, 10/18/2012
	(Acquired 10/11/2007 and 04/25/2008, Cost $349,425) (a)	367,509
480,000	5.450%, 06/11/2014
	(Acquired 06/4/2009 and 06/5/2009, Cost $393,825) (a)	505,719
	Principal Financial Group, Inc.
350,000	8.875%, 05/15/2019	419,356
	Protective Life Corp.
430,000	5.450%, 09/28/2012	447,130
		6,508,341

	Machinery Manufacturing 0.4%
	Weatherford International
215,000	0.065%, 08/01/2036	219,104

	Media 0.8%
	Time Warner, Inc.
75,000	6.875%, 05/01/2012	82,561
85,000	6.750%, 07/01/2018	93,905
75,000	9.150%, 02/01/2023	94,232
185,000	7.700%, 05/01/2032	209,196
		479,894
	Metals & Mining 1.4%
	Alcoa Inc.
140,000	6.750%, 07/15/2018	140,348
275,000	5.900%, 02/01/2027	233,867
235,000	5.950%, 02/01/2037	197,640
	Arcelormittal SA Luxembourg
285,000	9.850%, 06/01/2019	337,099
		908,954
	Multiline Retail 0.1%
	May Dept Stores Co.
40,000	5.750%, 07/15/2014	37,582

	Multi-Utilities & Unregulated Power 0.3%
	Kiowa Power Partners LLC
183,198	4.811%, 12/30/2013
	(Acquired 11/22/2004 and 08/03/2007, Cost $172,210) (a)(c)	183,922

	Oil and Gas Extraction 0.2%
	EnCana Holdings Finance Corp.
25,000	5.800%, 05/01/2014	27,058
	Enterprise Products Partners L.P.
125,000	5.000%, 03/01/2015	128,832
		155,890
	Oil, Gas & Consumable Fuels 1.6%
	Kinder Morgan Energy Partners
60,000	6.750%, 03/15/2011	63,628
	PF Export Receivables Master Trust
269,961	3.748%, 06/01/2013
	(Acquired Multiple Dates, Cost $269,979) (a)	263,887
	Talisman Energy, Inc.
280,000	7.750%, 06/01/2019	329,231
	Valero Energy Corp.
405,000	6.625%, 06/15/2037	361,694
		1,018,440

	Railroads 0.2%
	Union Pacific Corporation
95,000	6.625%, 02/01/2029	109,302

	Real Estate 0.3%
	Health Care Property Investors, Inc.
200,000	5.650%, 12/15/2013	197,867

	Real Estate Investment Trusts (REITs) 3.0%
	AMB Property LP
200,000	6.300%, 06/01/2013	194,512
	BRE Properties, Inc.
255,000	5.500%, 03/15/2017	235,258
	Federal Realty Investment Trust
235,000	5.650%, 06/01/2016	223,378
105,000	6.200%, 01/15/2017	101,965
	Kimco Realty Corp.
180,000	6.875%, 10/01/2019	184,097
	Liberty Property LP
235,000	6.625%, 10/01/2017	218,146
	Realty Income Corp.
85,000	5.500%, 11/15/2015	81,263
275,000	5.950%, 09/15/2016	263,667
	Regency Centers LP
265,000	5.250%, 08/01/2015	246,109
	Simon Property Group LP
75,000	7.750%, 01/20/2011	78,755
75,000	5.300%, 05/30/2013	76,679
		1,903,829

	Total Corporate Bonds
	(Cost $22,140,661)	23,685,459

	MORTGAGE BACKED SECURITIES 27.8%
	Bank of America Commercial Mortgage Inc.
385,000	Series 2006-3, Class A4, 5.889%, 07/10/2044	340,139
720,000	Series 2009-UB1, Class A4, 5.620%, 06/24/2050
	(Acquired 06/18/2009 and 07/06/2009, Cost $453,028) (a)	641,578
	CitiMortgage Alternative Loan Trust
1,375,528	Series 2007-A7, Class 3A1, 5.750%, 07/25/2022	1,121,055
	Credit Suisse First Boston Mortgage Securities Corp.
93,871	Pool # 2005-10, 5.000%, 09/25/2015	92,786
22,078	Pool # 2003-1, 7.000%, 02/25/2033	22,042
	FHLMC Pools
94,525	Pool #G1-8105, 5.000%, 03/01/2021	99,658
34,806	Pool #G1-1989, 5.500%, 04/01/2021	36,967
57,441	Pool #G1-2522, 5.000%, 02/01/2022	60,560
117,599	Pool #G1-8229, 5.000%, 01/01/2023	123,691
130,699	Pool #G0-2123, 5.500%, 03/01/2036	137,302
38,976	Pool #G0-8131, 7.000%, 03/01/2036	42,294
61,853	Pool #G0-2184, 5.000%, 04/01/2036	64,137
33,277	Pool #G0-2196, 6.500%, 05/01/2036	35,525
23,424	Pool #A5-2716, 6.500%, 10/01/2036	25,006
213,545	Pool #99-5022, 5.500%, 08/01/2037	224,000
39,135	Pool #G0-4260, 5.500%, 05/01/2038	41,018
259,936	Pool #G0-5092, 5.000%, 11/01/2038	269,775
	FHLMC REMIC
315,000	Series 3563, 4.000%, 08/15/2024	305,667
860,000	Series 3577, 4.000%, 09/15/2024	830,975
	FNMA Pools
16,404	Pool #254711, 4.000%, 03/01/2010	16,508
25,690	Pool #255666, 5.000%, 04/01/2020	27,165
59,081	Pool #735407, 5.000%, 04/01/2020	62,621
115,617	Pool #813929, 4.500%, 11/01/2020	121,122
94,674	Pool #963138, 5.000%, 05/01/2023	99,409
38,652	Pool #256272, 5.500%, 06/01/2026	40,884
50,081	Pool #256751, 5.500%, 06/01/2027	52,956
60,910	Pool #255813, 5.000%, 08/01/2035	63,139
199,197	Pool #255898, 5.000%, 10/01/2035	206,488
95,622	Pool #891475, 6.500%, 04/01/2036	102,425
100,541	Pool #745516, 5.500%, 05/01/2036	105,590
35,053	Pool #256283, 7.000%, 06/01/2036	38,337
146,707	Pool #745875, 6.500%, 09/01/2036	157,144
186,960	Pool #745932, 6.500%, 11/01/2036	200,260
152,731	Pool #256513, 5.500%, 12/01/2036	160,184
130,921	Pool #888129, 5.500%, 02/01/2037	137,310
144,072	Pool #917810, 5.500%, 05/01/2037	150,990
253,764	Pool #995022, 5.500%, 08/01/2037	266,505
97,460	Pool #257161, 5.500%, 04/01/2038	102,094
127,049	Pool #962874, 5.000%, 05/01/2038	131,434
	FNMA TBA
8,115,000	Pool #000TBA, 6.000%, 11/14/2035 (e)	8,535,966
	GNMA Pool
56,313	Pool #3841, 5.500%, 04/20/2036	59,352
33,554	Pool #3840, 5.000%, 04/20/2036	34,800
	GS Mortgage Securities Corp. II
529,906	Series 2007-EOP, Class A1, 5.410%, 03/06/2020
	(Acquired 06/06/2007, Cost $1,350,000) (a)(c)	487,570
	LB-UBS Commercial Mortgage Trust
580,000	Series 2007-C1, Class A4, 5.424%, 02/15/2040	486,405
360,000	Series 2007-C2, Class A3, 5.430%, 02/15/2040	292,128
113,000	Series 2007-C3, Class A4, 6.136%, 07/15/2044 (c)	94,194
	Master Asset Securitization Trust
84,780	Pool # 2004-3, 4.750%, 01/25/2014	81,680
	Residential Accredit Loans, Inc.
272,579	Series 2004-QS4, Class A1, 4.350%, 03/25/2034	243,407
	Residential Asset Securitization Trust
189,513	Series 2003-A6, Class A1, 4.500%, 07/25/2033	182,256
	Wachovia Bank Commercial Mortgage Trust
325,000	Series 2006-C23, Class A4, 5.418%, 01/15/2045	295,881
	Total Mortgage Backed Securities
	(Cost $17,710,691)	17,550,379

	U.S. TREASURY OBLIGATIONS 28.1%
	United States Treasury Bonds 4.9%
1,795,000	3.500%, 02/15/2039	1,626,159
420,000	4.250%, 05/15/2039	434,700
980,000	4.500%, 08/15/2039	1,056,562
		3,117,421
	United States Treasury Bonds Inflation Indexed 1.7%
982,969	2.500%, 01/15/2029	1,056,385

	United States Treasury Notes 21.5%
11,150,000	0.875%, 05/31/2011	11,176,571
1,040,000	1.125%, 06/30/2011	1,046,012
1,320,000	3.625%, 08/15/2019	1,355,269
		13,577,852
	Total U.S. Treasury Obligations
	(Cost $17,725,392)	17,751,658

	SHORT TERM INVESTMENTS 19.3%
	CORPORATE BONDS 3.2%
	Commercial Banks 3.2%
2,000,000	BNP Paribas, 0.001%, 12/08/2009 (c)	2,000,000

	United States Treasury Bills 10.1%
6,375,000	0.174%, 03/25/2010	6,369,573

	Variable Rate Demand Notes (d) 6.0%
1,960,268	American Family Financial Services, Inc., 0.101%	1,960,268
1,833,981	U.S. Bank, N.A., 0.000%	1,833,981
		3,794,249

	Total Short Term Investments
	(Cost $12,163,822)	12,163,822

	Total Investments 117.3%
	(Cost $72,666,259)	74,080,794

	Liabilities in Excess of Other Assets (17.3)%	(10,921,898)

	TOTAL NET ASSETS 100.0%	$ 63,158,896

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.
The total value of these securites amounted to $8,828,906 (14.0% of net assets) at September 30, 2009.
(b)	U.S.-dollar denominated security of foreign issuer.
(c)	Adjustable Rate.
(d)	Variable rate demand notes are considered short-term obligations and are payable upon demand.
Interest rates change periodically on specified dates. The rates listed are as of September 30, 2009.
(e)	When-issued security

The cost basis of investments for federal income tax purposes at September 30, 2009 was as follows*:

Cost of investments	$ 72,666,259
Gross unrealized appreciation	1,840,125
Gross unrealized depreciation	(425,590)
Net unrealized appreciation	$ 1,414,535

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Frontegra IronBridge Small Cap Fund
Schedule of Investments
September 30, 2009 (Unaudited)

Number of Shares		Value
	COMMON STOCKS 91.4%
	Aerospace & Defense 2.8%
69,803	Esterline Technologies Corp. (a)	$2,736,976
111,280	Moog Inc. - Class A (a)	3,282,760
105,551	Orbital Sciences Corp. (a)	1,580,098
59,297	Triumph Group, Inc.	2,845,663
		10,445,497
	Apparel Retail 0.6%
63,520	The Buckle, Inc.	2,168,573

	Auto Components 0.5%
135,881	Superior Industries International, Inc.	1,929,510

	Biotechnology 4.1%
64,009	Albany Molecular Research, Inc. (a)	554,318
156,447	Cepheid, Inc. (a)	2,068,229
334,426	Exelixis, Inc. (a)	2,133,638
185,552	Isis Pharmaceuticals, Inc. (a)	2,703,493
103,916	Luminex Corp. (a)	1,766,572
64,019	Metabolix, Inc. (a)	658,115
49,530	Myriad Genetics, Inc. (a)	1,357,122
59,721	Onyx Pharmaceuticals, Inc. (a)	1,789,839
34,473	Techne Corp.	2,156,286
		15,187,612
	Building Products 1.1%
185,120	Apogee Enterprises, Inc.	2,780,502
37,201	Universal Forest Products, Inc.	1,467,952
		4,248,454
	Capital Markets 3.3%
150,899	Jefferies Group, Inc. (a)	4,108,980
172,207	Knight Capital Group, Inc. - Class A (a)	3,745,502
109,280	optionsXpress Holdings, Inc.	1,888,358
96,219	Waddell & Reed Financial, Inc.	2,737,431
		12,480,271
	Chemicals 5.4%
60,696	Arch Chemicals, Inc.	1,820,273
71,359	Cabot Corp.	1,649,107
109,109	FMC Corp.	6,137,381
77,720	Lubrizol Corp.	5,553,871
186,345	Methanex Corp. (b)	3,225,632
38,671	Minerals Technologies, Inc.	1,839,193
		20,225,457
	Commercial Banks 3.5%
117,305	Columbia Banking System, Inc.	1,941,398
112,587	Cullen/Frost Bankers, Inc.	5,813,993
39,761	IBERIABANK Corp.	1,811,511
125,266	TCF Financial Corp.	1,633,468
35,635	Westamerica Bancorporation	1,853,020
		13,053,390
	Commercial Services & Supplies 1.7%
47,024	PICO Holdings, Inc. (a)	1,568,250
13,800	Strayer Education, Inc.	3,003,984
68,777	Tetra Tech, Inc. (a)	1,824,654
		6,396,888
	Communications Equipment 2.0%
92,045	Polycom, Inc. (a)	2,462,204
310,875	Tekelec (a)	5,107,676
		7,569,880
	Computers & Peripherals 0.9%
134,627	Synaptics Inc. (a)	3,392,600

	Construction & Engineering 1.3%
98,980	Insituform Technologies, Inc. (a)	1,894,477
258,420	MasTec, Inc. (a)	3,139,803
		5,034,280
	Consumer Electronics 0.5%
93,778	Universal Electronics, Inc. (a)	1,914,947

	Distributors 0.4%
54,767	WESCO International, Inc. (a)	1,577,290

	Diversified Financial Services 1.1%
91,977	Financial Federal Corp.	2,269,992
63,139	GATX Corp.	1,764,735
		4,034,727
	Electric Utilities 2.1%
206,778	Black Hills Corp.	5,204,602
60,735	ITC Holdings Corp.	2,760,406
		7,965,008
	Electrical Equipment 2.4%
61,388	American Superconductor Corp. (a)	2,058,953
42,461	SunPower Corp. (a)	1,071,291
129,497	Thomas & Betts Corp. (a)	3,895,270
74,166	Woodward Governor Co.	1,799,267
		8,824,781
	Electronic Equipment & Instruments 5.9%
226,434	Daktronics, Inc.	1,940,539
29,490	Dionex Corp. (a)	1,915,965
187,426	FLIR Systems, Inc. (a)	5,242,305
29,500	Itron, Inc. (a)	1,892,130
198,939	National Instruments Corp.	5,496,685
76,895	Rofin-Sinar Technologies, Inc. (a)	1,765,509
76,399	ScanSource, Inc. (a)	2,163,620
76,195	Trimble Navigation Ltd. (a)	1,821,823
		22,238,576

	Energy Equipment & Services 3.4%
48,694	Lufkin Industries, Inc.	2,589,547
63,014	Oceaneering International, Inc. (a)	3,576,044
83,263	Oil States International, Inc. (a)	2,925,029
87,730	Unit Corp. (a)	3,618,863
		12,709,483
	Food Products 1.8%
149,669	Corn Products International, Inc.	4,268,560
90,429	Flowers Foods, Inc.	2,377,378
		6,645,938
	Gas Utilities 3.2%
106,858	AGL Resources, Inc.	3,768,881
177,811	Southern Union Co.	3,696,691
173,769	UGI Corp.	4,354,651
		11,820,223
	General Merchandise 0.7%
204,453	Fred's, Inc. - Class A	2,602,687
	Health Care Equipment & Supplies 4.2%
120,831	ABIOMED, Inc. (a)	1,173,269
58,061	Gen-Probe, Inc. (a)	2,406,048
126,013	Hansen Medical, Inc. (a)	441,045
34,989	IDEXX Laboratories, Inc. (a)	1,749,450
163,413	Illumina, Inc. (a)	6,945,053
42,202	SonoSite, Inc. (a)	1,116,665
81,144	ZOLL Medical Corp. (a)	1,746,219
		15,577,749
	Health Care Providers & Services 3.5%
86,539	Cerner Corp. (a)	6,473,117
149,194	Owens & Minor, Inc.	6,751,029
		13,224,146
	Hotels, Restaurants & Leisure 1.0%
85,091	WMS Industries, Inc. (a)	3,791,655

	Household Durables 2.9%
152,997	AptarGroup, Inc.	5,715,968
43,078	Snap-On, Inc.	1,497,391
87,665	Tupperware Brands Corp.	3,499,587
		10,712,946
	Industrial Conglomerates 2.5%
29,667	Alleghany Corp.	7,685,236
63,728	Raven Industries, Inc.	1,703,450
		9,388,686
	Insurance 3.7%
263,285	American Financial Group, Inc.	6,713,767
105,709	Argo Group International Holdings, Ltd. (a)(b)	3,560,279
35,275	RLI Corp.	1,861,815
135,441	Stewart Information Services Corp.	1,675,405
		13,811,266

	Internet & Catalog Retail 0.5%
40,570	Netflix, Inc. (a)	1,873,117

	Leisure Equipment & Products 0.7%
347,338	Callaway Golf Co.	2,643,242

	Machinery 3.5%
107,240	Astec Industries, Inc. (a)	2,731,403
65,735	IDEX Corp.	1,837,293
60,343	Kaydon Corp.	1,956,320
64,818	Lincoln Electric Holdings, Inc.	3,075,614
42,648	Valmont Industries, Inc.	3,632,757
		13,233,387
	Marine 1.4%
166,723	Alexander & Baldwin, Inc.	5,350,141

	Metals & Mining 1.4%
89,039	Carpenter Technology	2,082,622
219,312	GrafTech International Ltd. (a)	3,223,887
		5,306,509
	Multiline Retail 0.5%
75,600	Big Lots, Inc. (a)	1,891,512

	Multi-Utilities & Unregulated Power 1.5%
280,210	Avista Corp.	5,665,846

	Oil & Gas 1.7%
98,223	Cabot Oil & Gas Corp.	3,511,472
87,011	Swift Energy Co. (a)	2,060,420
108,772	Tesco Corp. (a)(b)	868,001
		6,439,893
	Real Estate 4.4%
43,460	Alexandria Real Estate Equities, Inc.	2,362,051
146,880	Corporate Office Properties Trust	5,416,934
137,711	Mid-America Apartment Communities, Inc.	6,214,898
82,224	The St. Joe Co. (a)	2,394,363
		16,388,246
	Semiconductor & Semiconductor Equipment 2.7%
370,492	Cypress Semiconductor Corp. (a)	3,827,182
124,651	Semtech Corp. (a)	2,120,314
79,294	Standard Microsystems Corp. (a)	1,840,414
73,155	Varian Semiconductor Equipment Associates, Inc. (a)	2,402,410
		10,190,320

	Software 2.8%
73,500	ANSYS, Inc. (a)	2,754,045
85,647	Informatica Corp. (a)	1,933,910
103,347	Jack Henry & Associates, Inc.	2,425,554
114,588	Parametric Technology Corp. (a)	1,583,606
50,410	Sybase, Inc. (a)	1,960,949
		10,658,064
	Specialty Retail 1.3%
97,575	Tractor Supply Co. (a)	4,724,581

	Telephone Communications 0.5%
244,669	TeleCommunication Systems, Inc. (a)	2,045,433

	Textiles, Apparel & Luxury Goods 0.9%
140,958	Wolverine World Wide, Inc.	3,501,397

	Thrifts & Mortgage Finance 1.1%
196,412	Provident Financial Services, Inc.	2,021,079
118,410	Washington Federal, Inc.	1,996,393
		4,017,472

	Total Common Stocks
	(Cost $314,540,117)	342,901,680

	EXCHANGE TRADED FUNDS 2.9%
183,320	iShares Russell 2000 Index Fund	11,041,364

	Total Exchange Traded Funds	11,041,364
	(Cost $9,445,709)
Principal Amount		Value
	SHORT-TERM INVESTMENTS 4.1%
	Commercial Paper 4.1%
$ 15,225,000	U.S. Bank, N.A., 0.040%, 10/01/2009	$15,225,000

	Variable Rate Demand Notes (c) 0.0%
10,158	U.S. Bank, N.A., 0.000%	10,158

	Total Short-Term Investments	15,235,158
	(Cost $15,235,158)

	Total Investments 98.4%	369,178,202
	(Cost $339,220,984)

	Other Assets in Excess of Liabilities 1.6%	5,820,583

	TOTAL NET ASSETS 100.0%	$374,998,785

(a)	Non-Income Producing.
(b)	U.S.-dollar denominated security of foreign issuer.
(c)	Variable rate demand notes are considered short-term obligations and are payable upon demand.
Interest rates change periodically on specified dates. The rates listed are as of September 30, 2009.

The cost basis of investments for federal income tax purposes at September 30, 2009 was as follows*:

Cost of investments	$ 339,220,984
Gross unrealized appreciation	56,902,578
Gross unrealized depreciation	(26,945,360)
Net unrealized appreciation	$ 29,957,218

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Frontegra IronBridge SMID Fund
Schedule of Investments
September 30, 2009 (Unaudited)

Number of Shares		Value
	COMMON STOCKS 95.8%
	Aerospace & Defense 1.3%
60,838	Esterline Technologies Corp. (a)	$ 2,385,458
71,229	Teledyne Technologies, Inc. (a)	2,563,532
		4,948,990
	Apparel Retail 0.6%
65,624	The Buckle, Inc.	2,240,403

	Biotechnology 3.8%
52,362	Alexion Pharmaceutical, Inc. (a)	2,332,204
168,793	Cepheid, Inc. (a)	2,231,443
171,432	Isis Pharmaceuticals, Inc. (a)	2,497,764
162,226	Luminex Corp. (a)	2,757,842
74,937	Onyx Pharmaceuticals, Inc. (a)	2,245,862
34,593	Techne Corp.	2,163,792
		14,228,907
	Capital Markets 2.7%
173,165	Knight Capital Group, Inc. - Class A (a)	3,766,339
151,920	SEI Investments Co.	2,989,785
113,464	Waddell & Reed Financial, Inc.	3,228,051
		9,984,175
	Chemicals 7.5%
144,635	Albemarle Corp.	5,004,371
71,802	Cabot Corp.	1,659,344
134,562	Calgon Carbon Corp. (a)	1,995,555
109,438	FMC Corp.	6,155,888
81,301	Lubrizol Corp.	5,809,770
149,682	Methanex Corp. (b)	2,590,995
41,461	Minerals Technologies, Inc.	1,971,885
54,581	Sigma-Aldrich Corp.	2,946,282
		28,134,090
	Commercial Banks 2.3%
118,601	Cullen/Frost Bankers, Inc.	6,124,556
369,069	KeyCorp	2,398,948
		8,523,504
	Commercial Services & Supplies 0.8%
13,908	Strayer Education, Inc.	3,027,493

	Communications Equipment 0.8%
74,581	F5 Networks, Inc. (a)	2,955,645

	Computers & Peripherals 0.6%
90,539	Synaptics Inc. (a)	2,281,583

	Construction & Engineering 2.5%
52,835	Jacobs Engineering Group, Inc. (a)	2,427,768
167,184	Quanta Services, Inc. (a)	3,699,782
70,381	URS Corp. (a)	3,072,131
		9,199,681
	Containers & Packaging 0.7%
46,565	Greif, Inc. - Class A	2,563,403

	Diversified Finanical Services 0.6%
86,830	GATX Corp.	2,426,898
	Electric Utilities 1.3%
110,455	ITC Holdings Corp.	5,020,180

	Electrical Equipment 2.3%
71,762	American Superconductor Corp. (a)	2,406,898
89,913	AMETEK, Inc.	3,138,863
56,929	Roper Industries, Inc.	2,902,240
		8,448,001
	Electronic Equipment & Instruments 3.6%
95,790	Amphenol Corp. - Class A	3,609,367
167,073	Avnet, Inc. (a)	4,338,886
51,777	FLIR Systems, Inc. (a)	1,448,203
30,986	Itron, Inc. (a)	1,987,442
81,118	Trimble Navigation Ltd. (a)	1,939,531
		13,323,429
	Energy Equipment & Services 3.4%
69,484	FMC Technologies, Inc. (a)	3,629,844
112,852	Helmerich & Payne, Inc.	4,461,040
151,828	Pride International, Inc. (a)	4,621,644
		12,712,528
	Food Products 4.2%
138,926	Corn Products International, Inc.	3,962,170
129,219	Flowers Foods, Inc.	3,397,167
244,640	McCormick & Co., Inc.	8,303,082
		15,662,419
	Gas Utilities 3.4%
128,725	New Jersey Resources Corp.	4,674,005
327,358	UGI Corp.	8,203,591
		12,877,596
	Health Care Equipment & Supplies 5.3%
28,700	C.R. Bard, Inc.	2,256,107
42,684	Gen-Probe, Inc. (a)	1,768,825
116,474	Hansen Medical, Inc. (a)	407,659
202,357	Illumina, Inc. (a)	8,600,173
8,345	Intuitive Surgical, Inc. (a)	2,188,476
247,431	PerkinElmer, Inc.	4,760,572
		19,981,812
	Health Care Providers & Services 3.5%
109,657	Cerner Corp. (a)	8,202,344
107,616	Owens & Minor, Inc.	4,869,624
		13,071,968
	Hotels, Restaurants & Leisure 0.8%
67,630	WMS Industries, Inc. (a)	3,013,593

	Household Durables 3.3%
124,648	AptarGroup, Inc.	4,656,850
88,037	Snap-on, Inc.	3,060,166
113,898	Tupperware Brands Corp.	4,546,808
		12,263,824
	Industrial Conglomerates 1.2%
17,273	Alleghany Corp.	4,474,571

	Insurance 3.3%
153,550	American Financial Group, Inc.	3,915,525
14,330	Markel Corp. (a)	4,726,320
69,369	RLI Corp.	3,661,296
		12,303,141
	Internet & Catalog Retail 1.4%
45,937	Netflix, Inc. (a)	2,120,911
18,220	priceline.com, Inc. (a)	3,021,241
		5,142,152
	Internet Software & Services 0.6%
107,439	Akamai Technologies, Inc. (a)	2,114,399

	Leisure Equipment & Products 1.4%
183,322	Hasbro, Inc.	5,087,185

	Machinery 2.1%
26,632	Flowserve Corp.	2,624,317
80,052	Harsco Corp.	2,834,641
28,697	Valmont Industries, Inc.	2,444,411
		7,903,369
	Marine 1.5%
169,347	Alexander & Baldwin, Inc.	5,434,345

	Metals & Mining 1.3%
81,428	Arch Coal, Inc.	1,802,002
204,199	GrafTech International Ltd. (a)	3,001,725
		4,803,727
	Multiline Retail 1.0%
143,016	Big Lots, Inc. (a)	3,578,260

	Multi-Utilities & Unregulated Power 2.6%
115,916	Energen Corp.	4,995,980
231,924	MDU Resources Group, Inc.	4,835,615
		9,831,595
	Oil & Gas 3.3%
98,400	Cabot Oil & Gas Corp.	3,517,800
296,932	Denbury Resources, Inc. (a)	4,492,581
115,655	Questar Corp.	4,344,002
		12,354,383
	Paper & Forest Products 1.6%
143,961	Rayonier Inc.	5,889,444

	Real Estate 4.4%
168,927	Corporate Office Properties Trust	6,230,028
65,568	Mid-America Apartment Communities, Inc.	2,959,084
252,085	The St. Joe Co. (a)	7,340,715
		16,529,827
	Semiconductor & Semiconductor Equipment 2.3%
136,797	Altera Corp.	2,805,706
270,342	Cypress Semiconductor Corp. (a)	2,792,633
95,151	Varian Semiconductor Equipment Associates, Inc. (a)	3,124,759
		8,723,098
	Software 5.2%
52,800	BMC Software, Inc. (a)	1,981,584
78,609	Citrix Systems, Inc. (a)	3,083,831
117,076	Informatica Corp. (a)	2,643,576
118,144	Intuit, Inc. (a)	3,367,104
124,115	McAfee, Inc. (a)	5,434,996
70,453	Sybase, Inc. (a)	2,740,622
		19,251,713
	Specialty Retail 1.7%
100,640	GameStop Corp. - Class A (a)	2,663,941
102,892	O'Reilly Automotive, Inc. (a)	3,718,517
		6,382,458
	Textiles, Apparel & Luxury Goods 1.9%
47,955	VF Corp.	3,473,381
140,218	Wolverine World Wide, Inc.	3,483,015
		6,956,396
	Thrifts & Mortgage Finance 2.5%
372,446	Hudson City Bancorp, Inc.	4,897,665
288,321	People's United Financial Inc.	4,486,275
		9,383,940
	Trading Companies & Distributors 1.2%
51,381	W.W. Grainger, Inc.	4,591,406

	Total Common Stocks	357,625,531
	(Cost $329,112,187)
Principal Amount		Value
	SHORT-TERM INVESTMENTS - 4.5%
	Commercial Paper 4.3%
$ 15,900,000	U.S. Bank, N.A., 0.040%, 10/01/2009	$ 15,900,000

	Variable Rate Demand Notes (c) 0.2%
961,775	American Family Financial Services, Inc., 0.101%	961,775
17,378	U.S. Bank, N.A., 0.000%	17,378
		979,153

	Total Short-Term Investments	16,879,153
	(Cost $16,879,152)

	Total Investments 100.3%	374,504,684
	(Cost $345,991,339)

	Liabilities in Excess of Other Assets (0.3)%	(1,164,699)

	TOTAL NET ASSETS 100.0%	$ 373,339,985

(a)	Non-Income Producing.
(b)	U.S.-dollar denominated security of foreign issuer.
(c)	Variable rate demand notes are considered short-term obligations and are payable upon demand.
Interest rates change periodically on specified dates. The rates listed are as of September 30, 2009.

The cost basis of investments for federal income tax purposes at September 30, 2009 was as follows*:

Cost of investments	$ 345,991,339
Gross unrealized appreciation	45,563,445
Gross unrealized depreciation	(17,050,100)
Net unrealized depreciation	$ 28,513,345

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Frontegra IronBridge Global Focus Fund
Schedule of Investments
September 30, 2009 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 97.4%
	Australia 1.5%
18,090	Westpac Banking Corp.	$ 418,924

	Canada 8.6%
9,928	Barrick Gold Corp.	376,271
17,766	Brookfield Asset Management, Inc.	403,466
6,477	Canadian Natural Resources, Ltd.	435,190
7,391	Petrobank Energy & Resources, Ltd. (a)	305,470
10,704	Teck Cominco, Ltd. (a)	294,931
10,348	TD Bank Financial Group (a)	669,312
		2,484,640
	Finland 4.6%
31,725	Nokia Oyj	466,571
33,981	Sampo Oyj	855,791
		1,322,362
	France 3.4%
7,130	Compagnie Generale des Etablissements Michelin - Class B	559,353
15,230	Legrand SA	423,674
		983,027
	Germany 5.0%
9,950	Bayer AG	689,435
17,779	E.ON AG	753,974
		1,443,409
	Hong Kong 1.7%
134,100	Hang Lung Properties, Ltd.	494,004

	Ireland (Republic of) 2.1%
21,651	CRH plc	601,346

	Japan 8.1%
9,520	Canon, Inc.	384,979
22,100	Matsushita Electric Industrial Co., Ltd.	325,721
12,960	Mitsui Sumitomo Insurance Group	357,333
159	NTT DoCoMo, Inc.	254,003
9,300	Shin-Etsu Chemical Co., Ltd.	571,893
19,400	Suzuki Motor Corp.	452,771
		2,346,700
	Netherlands 1.0%
4,933	Fugro N.V.	284,888

	Switzerland 9.3%
4,902	Lonza Group AG	534,523
25,696	Nestle SA	1,094,987
4,129	Roche Holding AG	667,382
18,533	Weatherford International, Ltd. (a)	384,189
		2,681,081
	United Kingdom 7.2%
21,521	BHP Billiton PLC	587,449
14,489	Standard Chartered PLC	357,061
103,853	Tesco PLC	663,231
16,145	Unilever PLC	458,764
		2,066,505
	United States 44.9%
14,270	AGCO Corp. (a)	394,280
17,485	AT&T, Inc.	472,270
11,200	BB&T Corp.	305,088
9,793	Becton, Dickinson & Co.	683,062
158	Berkshire Hathaway, Inc. (a)	525,034
8,230	Burlington Northern Santa Fe Corp.	657,001
12,130	Costco Wholesale Corp.	684,860
18,920	eBay, Inc. (a)	446,701
6,297	Exelon Corp.	312,457
8,410	Exxon Mobil Corp.	577,010
2,287	The Goldman Sachs Group, Inc.	421,609
559	Google, Inc. (a)	277,180
4,734	International Business Machines Corp.	566,234
13,515	Johnson & Johnson	822,928
13,672	JPMorgan Chase & Co.	599,107
3,307	Monsanto Co.	255,962
8,449	National Oilwell Varco, Inc. (a)	364,405
4,160	Northern Trust Corp.	241,946
13,581	Occidental Petroleum Corp.	1,064,750
23,273	Oracle Corp.	485,009
8,614	Thermo Fisher Scientific, Inc. (a)	376,173
13,076	United Technologies Corp.	796,721
18,285	Walgreen Co.	685,139
16,890	W.R. Berkley Corp.	426,979
5,678	W.W. Grainger, Inc.	507,386
		12,949,291

	Total Common Stocks	28,076,177
	(Cost $28,376,413)

Principal Amount		Value
	SHORT-TERM INVESTMENTS 2.7%
	Commercial Paper 2.7%
$789,000	U.S. Bank, N.A., 0.040%, 10/01/2009	$ 789,000

	Total Short-Term Investments
	(Cost $789,000)	789,000

	Total Investments 100.1%	28,865,177
	(Cost $29,165,413)

	Liabilities in Excess of Other Assets (0.1)%	(34,295)

	TOTAL NET ASSETS 100.0%	$ 28,830,882

(a)	Non-Income Producing.

The cost basis of investments for federal income tax purposes at September 30, 2009 was as follows*:

Cost of investments	$ 29,165,413
Gross unrealized appreciation	198,146
Gross unrealized depreciation	(498,382)
Net unrealized appreciation	$ (300,236)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Frontegra New Star International Equity Fund
(Effective October 9, 2009, the Fund is known as the
Frontegra Mastholm International Equity Fund)
Schedule of Investments
September 30, 2009 (Unaudited)

Number of Shares		Value
	COMMON STOCKS 98.5%
	Australia 10.0%
337,513	Arrow Energy (a)	$ 1,274,387
199,057	Australia and New Zealand Banking Group Ltd.	4,283,080
193,702	Computershare Ltd.	1,907,064
1,053,596	Mirvac Group	1,561,530
488,349	Paladin Energy Ltd. (a)	1,938,696
115,390	QBE Insurance Group Ltd.	2,449,237
65,952	Rio Tinto Ltd.	3,446,760
139,646	Santos Ltd.	1,872,574
190,707	Sonic Healthcare	2,390,714
315,674	Suncorp-Metway Ltd.	2,472,970
		23,597,012
	Belgium 0.8%
41,859	Anheuser-Busch InBev NV	1,911,452

	Brazil 1.1%
162,085	Redecard SA	2,493,123

	China 1.1%
2,050,000	Huaneng Power International, Inc.	1,356,959
1,072,803	PetroChina Co., Ltd. - Class H	1,212,606
		2,569,565
	Denmark 0.6%
24,700	Novo-Nordisk A/S - Class B	1,546,466

	Finland 0.6%
59,890	Fortum Oyj	1,535,461

	France 10.9%
46,818	Alstom	3,416,667
141,532	Axa	3,831,570
60,206	BNP Paribas	4,810,419
31,191	GDF Suez	1,385,055
19,059	LVMH Moet Hennessy Louis Vuitton SA	1,916,889
40,208	Technip SA	2,568,308
43,982	Thales SA	2,181,851
95,284	Total SA	5,661,740
		25,772,499
	Germany 7.3%
50,785	BASF SE	2,691,004
65,480	Bayer AG	4,537,108
18,467	Deutsche Boerse AG	1,509,281
124,470	Deutsche Telekom AG	1,699,405
70,403	E.ON AG	2,985,658
23,381	Fresenius Medical Care AG	1,164,328
75,404	GEA Group AG	1,573,491
21,900	SAP AG	1,066,542
		17,226,817
	Hong Kong 7.0%
180	Bank of East Asia, Ltd. (The)	650
236,000	Cheung Kong (Holdings) Ltd.	2,994,897
2,712,000	China Construction Bank	2,166,087
103,500	China Mobile (Hong Kong) Ltd. - ADR	1,009,619
833,000	Hang Lung Properties Ltd.	3,068,645
2,798,000	Industrial and Commercial Bank Of China Ltd.	2,108,415
258,830	Melco Crown Entertainment Ltd. - ADR (a)	1,801,457
143,000	Sun Hung Kai Properties Ltd.	2,107,160
283,678	Television Broadcasts Ltd.	1,222,553
		16,479,483
	Israel 0.9%
41,072	Teva Pharmaceutical Industries Ltd. - ADR	2,076,600
	Japan 14.4%
48,600	Canon, Inc.	1,965,332
96,900	Capcom Co., Ltd.	1,904,212
12,600	East Japan Railway Co.	906,768
31,000	Fanuc Ltd.	2,780,037
182	Inpex Holdings, Inc.	1,553,077
50,000	Kao Corp.	1,236,562
11,600	Keyence Corp.	2,478,561
97,900	Mitsubishi Corp.	1,980,576
181,300	Mitsubishi Tokyo Financial Group, Inc.	973,504
68,000	Mitsui Fudosan Co., Ltd.	1,150,693
32,500	Nidec Corp.	2,639,392
129,000	Nikon Corp.	2,359,695
6,900	Nintendo Co., Ltd.	1,767,949
241,000	Nomura Holdings, Inc.	1,484,688
60,000	Nomura Research Institute Ltd.	1,427,059
1,500	NTT DoCoMo, Inc.	2,396,257
30,200	Shin-Etsu Chemical Co., Ltd.	1,857,116
32,300	Sumitomo Mitsui Financial Group, Inc.	1,126,263
48,300	Toyota Motor Corp.	1,920,916
		33,908,657
	Mexico 0.5%
24,800	America Movil SAB de C.V. - ADR	1,086,984

	Netherlands 3.3%
105,095	ASML Holding NV	3,091,211
66,819	TNT NV	1,793,287
52,089	Unilever NV	1,501,248
65,066	Wolters Kluwer NV	1,389,660
		7,775,406
	Russia 0.6%
24,292	Lukoil - ADR	1,332,416

	Singapore 3.8%
201,000	DBS Group Holdings Ltd.	1,894,921
247,000	Great Eastern Holdings Ltd.	2,384,694
29,037	ICICI Bank Ltd. - ADR	1,119,667
1,163,000	Noble Group Ltd	2,022,752
835,000	Singapore Technologies Engineering Ltd.	1,630,107
		9,052,141
	South Korea 0.6%
3,911	Samsung Electronics Co., Ltd. - GDR	1,333,651

	Spain 2.9%
194,392	Banco Santander SA	3,129,115
43,890	Inditex SA	2,518,331
52,468	Indra Sistemas, SA	1,308,322
		6,955,768
	Switzerland 9.7%
50,923	Credit Suisse Group	2,825,506
39,364	Holcim Ltd. (a)	2,700,756
79,200	Nestle SA	3,374,961
24,453	Roche Holding AG	3,952,405
12,553	Syngenta AG	2,884,174
188,857	UBS AG - Registered (a)	3,457,124
15,646	Zurich Financial Services AG	3,721,643
		22,916,569
	United Kingdom 21.6%
77,339	Anglo American PLC	2,463,348
293,026	Aviva PLC	2,098,462
118,676	Babcock International Group	1,078,235
568,986	BAE Systems PLC	3,175,381
152,558	BG Group PLC	2,650,236
700,654	Cable & Wireless PLC	1,606,850
61,865	Carnival PLC	2,107,911
44,243	Dana Petroleum PLC (a)	991,317
179,010	FirstGroup PLC	1,183,540
117,710	GlaxoSmithKline PLC	2,312,927
436,010	G4S PLC	1,537,170
319,214	Home Retail Group PLC	1,387,111
74,004	Imperial Tobacco Group PLC	2,138,324
3,352,400	Inchcape PLC (a)	1,508,183
584,300	International Power PLC	2,698,694
1,783,585	Legal & General Group PLC	2,502,697
171,527	Petrofac Ltd.	2,707,008
76,960	Rio Tinto PLC	3,282,103
87,111	Royal Dutch Shell PLC - Class A	2,482,939
108,517	SABMiller PLC	2,617,020
63,506	Schroders PLC	1,109,315
344,831	Tesco PLC	2,202,175
94,207	Tullow Oil PLC	1,698,291
82,722	Unilever PLC	2,350,568
505,212	Vodafone Group PLC	1,131,987
		51,021,792
	United States 0.8%
19,696	Reliance Industries Ltd. (a)	1,814,002

	Total Common Stocks
	(Cost $200,697,171)	232,405,864

	RIGHTS 0.1% .
60,206	BNP Paribas Rights	130,392
	Total Rights
	(Cost $86,435)	130,392

	SHORT-TERM INVESTMENTS 0.6%
	Investment Company 0.6%
1,447,941	Fidelity Institutional Money Market Portfolio	$ 1,447,942
	Total Short-Term Investments	1,447,942
	(Cost $1,447,942)

	Total Investments 99.2%	233,984,198
	(Cost $202,231,548)

	Other Assets in Excess of Liabilities 0.8%	1,931,651

	TOTAL NET ASSETS 100.0%	$ 235,915,849

(a) Non-Income Producing.
ADR - American Depositary Receipt.
GDR - Global Depositary Receipt.

The cost basis of investments for federal income tax purposes at September 30, 2009 was as follows*:

Cost of investments	$ 202,231,548
Gross unrealized appreciation	36,824,999
Gross unrealized depreciation	(5,072,349)
Net unrealized appreciation	$ 31,752,650

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Frontegra Netols Small Cap Value Fund
Schedule of Investments
September 30, 2009 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 96.1%
	Advertising 1.1%
31,786	Arbitron, Inc.	$ 659,877

	Aerospace & Defense 1.5%
13,216	American Science & Engineering, Inc.	899,217

	Apparel & Accessories 3.7%
46,227	Carter's, Inc. (a)	1,234,261
34,746	Under Armour, Inc. (a)	966,981
		2,201,242
	Application Software 1.9%
51,317	Fair Isaac Corp.	1,102,802

	Auto Parts & Equipment 1.0%
46,487	Tenneco, Inc. (a)	606,191

	Chemicals - Agriculture/Fertilizer 2.0%
34,077	Terra Industries, Inc.	1,181,450

	Chemicals - Commodity 1.1%
61,906	Spartech Corp.	666,728

	Construction & Engineering 1.3%
36,994	Tutor Perini Corp. (a)	787,972

	Diversified Metals & Mining 2.5%
24,084	Compass Minerals International, Inc.	1,484,056

	Educational Services 1.0%
32,140	Corinthian Colleges, Inc. (a)	596,518

	Electrical Component 1.9%
64,924	C&D Technologies, Inc. (a)	139,587
25,269	General Cable Corp. (a)	989,281
		1,128,868
	Food Distributors 1.8%
44,635	United Natural Foods, Inc. (a)	1,067,669

	General Merchandise 1.8%
85,374	Fred's, Inc. - Class A	1,086,811

	Health Care - Distributors 2.2%
59,464	PSS World Medical, Inc. (a)	1,298,099

	Health Care - Facility 1.2%
34,596	Sunrise Senior Living, Inc. (a)	104,826
41,116	U.S. Physical Therapy, Inc. (a)	619,618
		724,444
	Health Care - Services 1.7%
40,813	Gentiva Health Services, Inc. (a)	1,020,733

	Health Care - Supplies 6.5%
15,774	Haemonetics Corp. (a)	885,237
26,336	ICU Medical, Inc. (a)	970,745
49,249	Medical Action Industries, Inc. (a)	594,435
80,351	Merit Medical Systems, Inc. (a)	1,392,483
		3,842,900
	Homebuilding 0.1%
72,549	Champion Enterprises, Inc. (a)	33,373

	Insurance - Property/Casualty 2.1%
21,151	Hanover Insurance Group Inc.	874,171
28,801	Stewart Information Services Corp.	356,268
		1,230,439
	Investment Bank & Brokerage 1.1%
7,331	Greenhill & Co., Inc.	656,711

	IT Consulting & Services 4.0%
25,198	CACI International Inc. - Class A (a)	1,191,110
24,921	ManTech International Corp. - Class A (a)	1,175,274
		2,366,384

	Leisure Products 0.9%
104,399	Smith & Wesson Holding Corp. (a)	546,007

	Machinery - Construction / Farm 2.5%
45,294	Titan International, Inc.	403,116
29,191	Westinghouse Air Brake Technologies Corp.	1,095,538
		1,498,654

	Machinery - Industrial 3.7%
21,945	IDEX Corp.	613,363
23,490	Kaydon Corp.	761,546
33,343	Robbins & Myers, Inc.	782,893
		2,157,802
	Marine 1.3%
22,968	Alexander & Baldwin, Inc.	737,043

	Movies and Entertainment 1.4%
22,765	DreamWorks Animation SKG, Inc. (a)	809,751

	Oil & Gas - Equipment/Services 2.3%
63,196	ENGlobal Corp. (a)	260,367
165,713	ION Geophysical Corp. (a)	583,310
84,024	North American Energy Partners (a)(b)	504,144
		1,347,821
	Oil & Gas - Exploration/Products 5.0%
25,016	Encore Acquisition Co. (a)	935,599
41,225	Forest Oil Corp. (a)	806,773
21,226	Whiting Petroleum Corp. (a)	1,222,193
		2,964,565
	Oil & Gas - Storage 1.0%
79,001	General Maritime Corp.	611,468

	Packaged Foods/Meats 3.9%
40,955	Lance, Inc.	1,057,458
35,667	TreeHouse Foods, Inc. (a)	1,272,242
		2,329,700
	Personal Products 1.8%
16,057	Chattem, Inc. (a)	1,066,345

	Railroads 3.1%
29,198	Genesee & Wyoming, Inc. (a)	885,283
36,018	Kansas City Southern (a)	954,117
		1,839,400
	Regional Banks 5.9%
22,008	First Midwest Bancorp, Inc.	248,030
42,878	Glacier Bancorp, Inc.	640,597
68,877	Old National Bancorp	771,423
20,649	Prosperity Bancshares, Inc.	718,379
21,331	Westamerica Bancorporation	1,109,212
		3,487,641
	Research & Consulting 1.1%
27,774	School Specialty, Inc. (a)	658,799

	Residential REITS 3.5%
22,744	Mid-America Apartment Communities, Inc.	1,026,437
47,513	Sun Communities, Inc.	1,022,480
		2,048,917
	Restaurants 1.9%
59,575	The Cheesecake Factory, Inc. (a)	1,103,329

	Retail REITS - 0.9%
78,838	Cedar Shopping Centers, Inc.	508,505

	Semiconductor Equipment 1.4%
160,695	Entegris, Inc. (a)	795,440

	Semiconductors 1.5%
86,714	Fairchild Semiconductor International, Inc. (a)	887,084

	Services - Environmental 3.6%
91,981	EnergySolutions, Inc.	848,065
63,618	Fuel Tech, Inc. (a)	712,521
21,300	Tetra Tech, Inc. (a)	565,089
		2,125,675
	Retail - Apparel 1.3%
47,112	AnnTaylor Stores Corp. (a)	748,610

	Specialty Stores 1.8%
22,404	Tractor Supply Co. (a)	1,084,802

	Steel 1.4%
45,532	Commercial Metals Co.	815,023

	Technology Distributions 0.4%
28,728	GTSI Corp. (a)	230,973

	Thrifts & Mortgage Finance 1.8%
141,672	MGIC Investment Corp. (a)	1,049,790

	Trading Companies & Distributors 1.2%
24,385	GATX Corp.	681,561

	Total Common Stocks	56,777,189
	(Cost $50,630,466)

Shares		Value
	SHORT-TERM INVESTMENTS 4.2%
	Investment Company 4.2%
2,483,010	Fidelity Money Market Portfolio	$ 2,483,010

	Total Short-Term Investments	2,483,010
	(Cost $2,483,010)

	Total Investments 100.3%	59,260,199
	(Cost $53,113,476)

	Liabilities in Excess of Other Assets (0.3)%	(170,702)

	TOTAL NET ASSETS 100.0%	$ 59,089,497

(a)	Non-Income Producing.
(b)	U.S.-dollar denominated security of foreign issuer.

The cost basis of investments for federal income tax purposes at September 30, 2009 was as follows*:

Cost of investments	$ 53,113,476
Gross unrealized appreciation	8,791,355
Gross unrealized depreciation	(2,644,632)
Net unrealized depreciation	$ 6,146,723

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Investment Valuation – Securities are stated at value. Debt securities (other than short-term instruments) are valued by an independent pricing service, which uses valuation methods such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Debt securities, such as term loans, not priced by an independent pricing service are priced by an independent dealer based on the current closing bid price. Credit default swaps are valued by a third party pricing service. Equity securities (other than short-term investments) for which market quotations are readily available are valued at the last trade price on the national securities exchange on which such securities are primarily traded. Equity securities for which there were no transactions on a given day or securities not listed on a national securities exchange are valued at the most recent bid price. With respect to all Funds, all equity securities that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”). Shares of underlying mutual funds are valued at their respective NAVs.  Most securities that are primarily traded on foreign exchanges generally are valued at the last sale price of such securities on their respective exchange. In certain countries market maker prices, usually the mean between the bid and ask prices, are used. In certain circumstances, such as when a significant event occurs in a foreign market so that the last sale price no longer reflects actual value, the fair value of these securities may be determined using fair valuation procedures approved by the Board of Directors. The Directors have retained an independent fair value pricing service to assist in valuing foreign securities held by the Frontegra New Star International Equity Fund.  (Effective October 9, 2009, the Frontegra New Star International Fund changed its name to Frontegra Mastholm International Equity Fund and is managed by Mastholm Asset Management, LLC effective October 12, 2009.)  In valuing assets, prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates market value. Securities maturing within 60 days or less when purchased are valued by the amortized cost method. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith by Reams, IronBridge, New Star (as of September 30, 2009) and Netols pursuant to guidelines established by the Board of Directors.

The Company has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below.

Level 1	- Quoted unadjusted prices for identical instruments in active markets to which the Company has access at the date of measurement.

Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 - Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Company’s own assumptions that market participants would use to price the asset or liability based on the best available information.

Columbus Core Plus Fund
	Level 1	Level 2	Level 3	Total

Equity
Preferred Stock	$ 528,596	$ -	$ -	$ 528,596
Total Equity	528,596	-	-	528,596

Fixed Income
Asset Backed Securities	$ -	$ 25,970,917	$ -	$ 25,970,917
Mortgage Backed Secuities	-	103,438,370	-	103,438,370
U.S. Treasury Obligations	-	113,777,364	-	113,777,364
Corporate Bonds	-	136,493,958	-	136,493,958
Institutional Term Loans	-	36,597	-	36,597
Total Fixed Income	-	379,717,206	-	379,717,206

Short-Term Investments
Corporate Bonds	$ -	$ 18,599,974	$ -	$ 18,599,974
U.S. Treasury Obligations	-	61,055,877	-	61,055,877
Other Short-Term Investments	-	2,753,042	-	2,753,042
Total Short-Term Investments	-	82,408,893	-	82,408,893
Total Investments in Securities	$ 528,596	$ 462,126,099	$ -	$ 462,654,695

Columbus Core Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Asset Backed Securities	$ -	$ 2,929,476	$ -	$ 2,929,476
Mortgage Backed Secuities	-	17,550,379	-	17,550,379
U.S. Treasury Obligations	-	17,751,658	-	17,751,658
Corporate Bonds	-	23,685,459	-	23,685,459
Total Fixed Income	-	61,916,972	-	61,916,972

Short-Term Investments
Corporate Bonds	$ -	$ 2,000,000	$ -	$ 2,000,000
U.S. Treasury Obligations	-	6,369,573	-	6,369,573
Other Short-Term Investments	-	3,794,249	-	3,794,249
Total Short-Term Investments	-	12,163,822	-	12,163,822
Total Investments in Securities	$ -	$ 74,080,794	$ -	$ 74,080,794

IronBridge Small Cap Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stock	$ 328,907,797	$ -	$ -	$ 328,907,797
Real Estate Investment Trusts	13,993,883	-	-	13,993,883
Exchange Traded Funds	11,041,364	-	-	11,041,364
Total Equity	353,943,044	-	-	353,943,044

Short-Term Investments	-	15,235,158	-	15,235,158
Total Investments in Securities	$ 353,943,044	$ 15,235,158	$ -	$ 369,178,202

IronBridge SMID Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stock	$ 342,546,975	$ -	$ -	$ 342,546,975
Real Estate Investment Trusts	15,078,556	-	-	15,078,556
Total Equity	357,625,531	-	-	357,625,531

Short-Term Investments	-	16,879,153	-	16,879,153
Total Investments in Securities	$ 357,625,531	$ 16,879,153	$ -	$ 374,504,684

IronBridge Global Focus
	Level 1	Level 2	Level 3	Total

Equity
Common Stock	$ 28,076,177	$ -	$ -	$ 28,076,177
Total Equity	28,076,177	-	-	28,076,177

Short-Term Investments	-	789,000	-	789,000
Total Investments in Securities	$ 28,076,177	$ 789,000	$ -	$ 28,865,177

New Star International Equity
	Level 1	Level 2	Level 3	Total

Equity
Common Stock	$ 232,405,864	$ -	$ -	$ 232,405,864
Rights	130,392	-	-	130,392
Total Equity	232,536,256	-	-	232,536,256

Short-Term Investments	1,447,942	-	-	1,447,942
Total Investments in Securities	$ 233,984,198	$ -	$ -	$ 233,984,198

Netols Small Cap Value
	Level 1	Level 2	Level 3	Total

Equity
Common Stock	$ 54,219,767	$ -	$ -	$ 54,219,767
Real Estate Investment Trusts	2,557,422	-	-	2,557,422
Total Equity	56,777,189	-	-	56,777,189

Short-Term Investments	2,483,010	-	-	2,483,010
Total Investments in Securities	$ 59,260,199	$ -	$ -	$ 59,260,199

Tax Disclosure – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the current fiscal year, the fiscal year ended June 30, 2009, or for any other tax years which are open for exam. As of September 30, 2009, open tax years include the tax years ended June 30, 2007 through 2009 and the current fiscal year. With respect to the Frontegra IronBridge Global Focus Fund, only the period from the Fund’s inception on September 18, 2009 through the date of this report is open for examination.  The Company is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change during the remainder of the fiscal year. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations of its financial statements.  During the period, the Funds did not incur any interest or penalties.

The Funds intend to utilize provisions of the federal income tax laws, which allow them to carry a realized capital loss forward for eight years following the year of loss and offset such losses against any future realized capital gains. At June 30, 2009, the Funds’ most recent fiscal year end, the capital loss carryover’s were as follows:

Date of	Columbus Core Plus	Columbus Core	IronBridge Small Cap	IronBridge SMID	New Star International #	Netols Small Cap Value
Expiration
2015	$––	$452,904	$––	$––	$––	$––
2016	––	––	––	––	––	119,331
2017	––	––	9,341,207	7,523,419	18,645,962	351,558
Total	$––	$452,904	$9,341,207	$7,523,419	$18,645,962	$470,889

# -	Effective October 9, 2009, the Fund changed its name to Frontegra Mastholm International Equity Fund.

**	The IronBridge Global Focus Fund commenced operations on September 18, 2009. Because the Fund has not had a fiscal year-end, it does not have any capital loss carryover as September 30, 2009.

For additional information regarding the accounting policies of the Funds, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Frontegra Funds, Inc.

By  /s/ William D. Forsyth III
               William D. Forsyth III, President and Secretary
(Principal Executive Officer)

Date        11/23/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ William D. Forsyth III
             William D. Forsyth III, President and Secretary
              (Principal Executive Officer)

Date     11/23/09

By  /s/ Elyce D. Dilworth
Elyce D. Dilworth, Treasurer and Assistant Secretary
(Principal Financial Officer)

Date    11/23/09